Taxation - Summary of Aggregate Amount and Per Share Effect of Tax Holidays (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax holiday effect	¥ 202,923	¥ 460,333	¥ 153,908
Net income per share effect - Basic	¥ 0.13	¥ 0.31	¥ 0.20
Net income per share effect - Diluted	¥ 0.13	¥ 0.29	¥ 0.20